UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  April 6, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:        $99,703
                                            (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AFLAC INC                      COM              001055102     3477    75845 SH       DEFINED                     0        0    75845
ABBOTT LABORATORIES            COM              002824100     4866    91170 SH       DEFINED                     0        0    91170
AMEDISYS INC                   COM              023436108      962    23280 SH       DEFINED                     0        0    23280
AMETEK INC (NEW)               COM              031100100     1203    39830 SH       DEFINED                     0        0    39830
AMGEN INC                      COM              031162100     3572    61850 SH       DEFINED                     0        0    61850
AMPHENOL CORP CL A             COM              032095101     1104    46040 SH       DEFINED                     0        0    46040
APPLIED INDUSTRIAL TECH INC    COM              03820C105      951    50240 SH       DEFINED                     0        0    50240
BUCKLE INC                     COM              118440106      747    34215 SH       DEFINED                     0        0    34215
CEPHALON INC                   COM              156708109      812    10540 SH       DEFINED                     0        0    10540
CLOROX CO                      COM              189054109     2637    47470 SH       DEFINED                     0        0    47470
CONOCOPHILLIPS                 COM              20825C104     2655    51260 SH       DEFINED                     0        0    51260
CUBIST PHARMACEUTICALS INC     COM              229678107      824    34090 SH       DEFINED                     0        0    34090
CURTISS WRIGHT CORP            COM              231561101     1106    33110 SH       DEFINED                     0        0    33110
DANAHER CORP                   COM              235851102     3577    63190 SH       DEFINED                     0        0    63190
DONALDSON INC                  COM              257651109     1351    40150 SH       DEFINED                     0        0    40150
ENSCO INTL INC                 COM              26874Q100     2089    73570 SH       DEFINED                     0        0    73570
GEN DYNAMICS CORP              COM              369550108     2653    46060 SH       DEFINED                     0        0    46060
HAWAIIAN ELECTRIC IND INC      COM              419870100      978    44160 SH       DEFINED                     0        0    44160
HEALTH CARE REIT INC           COM              42217K106     1144    27100 SH       DEFINED                     0        0    27100
HEWLETT PACKARD CORP           COM              428236103     3644   100400 SH       DEFINED                     0        0   100400
ITT EDUCATIONAL SVCS INC       COM              45068B109     1258    13240 SH       DEFINED                     0        0    13240
JOHNSON & JOHNSON              COM              478160104     3482    58205 SH       DEFINED                     0        0    58205
KIRBY CORP                     COM              497266106     1010    36920 SH       DEFINED                     0        0    36920
KROGER COMPANY                 COM              501044101     3455   130810 SH       DEFINED                     0        0   130810
LUFKIN INDUSTRIES INC          COM              549764108      810    23475 SH       DEFINED                     0        0    23475
MATTHEWS INTL CORP CL A        CORP-CL A        577128101     1365    37220 SH       DEFINED                     0        0    37220
MCDONALDS CORP                 COM              580135101     4947    79545 SH       DEFINED                     0        0    79545
NASH FINCH CO                  COM              631158102     1171    26090 SH       DEFINED                     0        0    26090
NEW JERSEY RES CORP            COM              646025106      810    20580 SH       DEFINED                     0        0    20580
NEWMARKET CORP                 COM              651587107      981    28110 SH       DEFINED                     0        0    28110
NIKE INC CL B                  COM              654106103     4237    83070 SH       DEFINED                     0        0    83070
NORFOLK SOUTHERN CORP          COM              655844108     2677    56890 SH       DEFINED                     0        0    56890
NUCOR CORP                     COM              670346105     3052    66070 SH       DEFINED                     0        0    66070
OWENS & MINOR INC (NEW)        COM              690732102     1431    38000 SH       DEFINED                     0        0    38000
PANASONIC CORP ADR             COM              69832A205     2960   237950 SH       DEFINED                     0        0   237950
PERFECT WORLD CO LTD - ADR     COM              71372U104      951    55120 SH       DEFINED                     0        0    55120
PHARMACEUTICAL PRODUCT DEV INC COM              717124101     1310    45160 SH       DEFINED                     0        0    45160
PUBLIC STORAGE                 COM              74460D109     4373    55000 SH       DEFINED                     0        0    55000
ROCK-TENN COMPANY CL A         COM              772739207     1478    43230 SH       DEFINED                     0        0    43230
ROSS STORES INC.               COM              778296103     1046    35190 SH       DEFINED                     0        0    35190
ST JUDE MEDICAL INC            COM              790849103     3349   101605 SH       DEFINED                     0        0   101605
HENRY SCHEIN INC               COM              806407102      862    23485 SH       DEFINED                     0        0    23485
SHANDA INTERACTIVE             COM              81941Q203     1167    36060 SH       DEFINED                     0        0    36060
STRYKER CORP                   COM              863667101     2366    59220 SH       DEFINED                     0        0    59220
SYBASE INC                     COM              871130100     1566    63210 SH       DEFINED                     0        0    63210
SYNIVERSE HOLDINGS INC         COM              87163F106     1222   102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     3357   163220 SH       DEFINED                     0        0   163220
TRUE RELIGION APPAREL INC      COM              89784N104      936    75250 SH       DEFINED                     0        0    75250
VARIAN MEDICAL SYSTEMS INC     COM              92220P105      704    20084 SH       DEFINED                     0        0    20084
WARNER CHILCOTT LTC-CLASS A    COM              G9435N108     1018    70215 SH       DEFINED                     0        0    70215